Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.3%
Silver Lake Resources Ltd.(a)	859,896	$617,530

Canada — 65.4%
Agnico Eagle Mines Ltd.	147,701	7,929,561
Aya Gold & Silver Inc.(a)(b)	770,951	5,664,454
Calibre Mining Corp.(a)	183,131	175,445
Dundee Precious Metals Inc.	162,959	1,203,323
Eldorado Gold Corp.(a)	130,441	1,712,041
Endeavour Silver Corp.(a)(b)	1,515,221	3,327,579
First Majestic Silver Corp.	1,369,986	8,187,911
Fortuna Silver Mines Inc.(a)	2,024,288	7,846,829
GoGold Resources Inc.(a)	2,407,602	2,554,956
i-80 Gold Corp.(a)(b)	264,370	424,722
Kinross Gold Corp.	567,978	3,348,557
Lundin Gold Inc.	91,085	1,094,134
MAG Silver Corp.(a)(b)	670,774	7,998,175
New Gold Inc.(a)	772,522	1,070,298
New Pacific Metals Corp.(a)(b)	864,895	1,708,183
Orla Mining Ltd.(a)	225,732	677,055
Osisko Mining Inc.(a)	251,723	528,693
Pan American Silver Corp.	2,420,158	37,917,800
Seabridge Gold Inc.(a)	75,019	927,683
Silvercorp Metals Inc.	1,417,011	4,083,064
SilverCrest Metals Inc.(a)	1,111,226	7,231,015
Skeena Resources Ltd.(a)	86,967	389,668
SSR Mining Inc.	115,169	1,358,824
Victoria Gold Corp.(a)	61,653	306,686
Wheaton Precious Metals Corp.	156,477	7,651,165
		115,317,821
Japan — 3.8%
Asahi Holdings Inc.	515,100	6,637,974

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	183,040	20

Mexico — 11.4%
Industrias Penoles SAB de CV(a)	1,369,251	20,083,294

Peru — 0.8%
Cia. de Minas Buenaventura SAA, ADR	140,177	1,337,289
Security	Shares	Value

South Africa — 1.2%
Harmony Gold Mining Co. Ltd.	334,523	$2,096,950

United Kingdom — 0.3%
Hochschild Mining PLC(a)	444,894	589,452

United States — 16.4%
Coeur Mining Inc.(a)(b)	327,641	999,305
Hecla Mining Co.(b)	4,040,562	20,121,999
Newmont Corp.	196,224	7,886,242
		29,007,546

Total Long-Term Investments — 99.6%
(Cost: $214,868,541)		175,687,876

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	8,630,828	8,635,143
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	170,000	170,000

Total Short-Term Securities — 5.0%
(Cost: $8,804,010)		8,805,143

Total Investments — 104.6%
(Cost: $223,672,551)		184,493,019

Liabilities in Excess of Other Assets — (4.6)%		(8,112,540)

Net Assets — 100.0%		$176,380,479

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,566,447	$—		$(1,932,769	)(a)	$112	$1,353	$8,635,143	8,630,828	$67,591	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	110,000	(a)	—		—	—	170,000	170,000	1,454		—
						$112	$1,353	$8,805,143		$69,045		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	3	12/14/23	$539	$14,994

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$165,745,950	$9,941,906	$20	$175,687,876
Short-Term Securities
Money Market Funds	8,805,143	—	—	8,805,143
	$174,551,093	$9,941,906	$20	$184,493,019
Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,994	$—	$—	$14,994

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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